Profit Before Income Tax - Summary of Other Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Analysis of income and expense [abstract]
Bank deposits	$ 1,853,558	$ 56,528	$ 1,510,422	$ 646,407
Interest income from loans to related parties (Note 35)	29,960	914
Contracts with customers			2,985	8,340
Government subsidies	846,404	25,813	940,127	797,612
Dividends income	194,812	5,941	256,160	278,381
Other income	$ 2,924,734	$ 89,196	$ 2,709,694	$ 1,730,740